Note 17 - Commitments and Contingencies (Details) - Future Outstanding Commitments for Installment Payments (USD $)	Dec. 31, 2013
Future Outstanding Commitments for Installment Payments [Abstract]
2014	$ 78,947,543
2015	176,072,600
$ 255,020,143